UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23426

Infusive US Trust
(Exact name of registrant as specified in charter)

c/o Infusive Asset Management, Inc.

60 East 42nd Street, Suite 1840

New York, NY 10165
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (646) 585-9612

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Infusive® Compounding Global Equities ETF

Semi-Annual Report

December 31, 2021

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper free of charge. To elect to continue to receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Dear Shareholder1,

We are pleased to present you with this report for the Infusive® Compounding Global Equities ETF (“the “Fund”), for the period ended December 31st, 2021.

The second half of 2021 represented a particularly difficult period for the Fund which returned -5.48% and underperformed broader market indices. Despite this result, we continue to believe in our strategy and the idea that focusing on and delighting the customer leads to financial strength and ultimately share price appreciation.

The past six months saw continued strength in equity markets with the MSCI ACWI index2 (USD) returning 4.8%3. Despite this strength at the index level, sector performance was much more varied with Information Technology, Utilities, and Health Care preforming extremely well (returning 12.8%3, 8.7%3, and 6.5%3, respectively), while others, notably Consumer Discretionary and Communication Services, that represent more than half of the Infusive Global Consumer Champions Index, were much weaker on a relative basis (returning 0.3%3 and -4.4%3 respectively). Lastly, China, which represents more than 24%4 of the Index was a meaningful detractor to returns with MSCI China Index off 23.3% over the period.

Despite a few COVID-19 driven starts and stops, the overall consumer remained healthy and continued to drive growth across our Consumer Alpha™ companies during the period. Importantly, for the segments of the consumer sector most impacted by these disruptions (namely travel, live entertainment, and on-premises categories) we believe the consumer’s long-term demand to participate in these activities remains are unchanged. Our Consumer Alpha™ companies continue to bring joy to their customers and broadly experienced demand in 2021 that exceeded pre covid levels.

Looking forward to 2022, we are optimistic about both the consumer’s desire and ability to consume. Data indicates that the U.S. consumer has just begun to utilize their pent-up savings, and this should continue to be a source of strength. Offsetting some of this optimism is the ongoing inflation the consumer is facing. This effectively acts like a tax on the consumer and is especially painful for the lower end consumer that must dedicate a higher proportion of their income on inflation sensitive things like food and energy. To this end, we think it is important to reiterate Consumer Alpha™’s focus on high quality companies with steady consumer demand and strong pricing power. We believe these characteristics represent some of the best hedges a company can have in an inflationary environment and put the Fund in an advantageous position to navigate the potential challenges faced in the year to come.

More important than the macro backdrop, however, is our Consumer Alpha™ thesis and focus on companies that bring joy to the consumer. These companies satisfy an inherent demand, and the consumer will prioritize spending on Consumer Alpha™ goods and services no matter what the economic environment. We believe this will continue to be true in 2022 as it always has been.

If you have any questions or would like more information about the Infusive® Compounding Global Equities ETF, we invite you to visit us at www.infusive.com/holdings or call us at 1-844-INF-JOYY (1-844-463-5699) or send us an email at ir@infusive.com.

We wish our readers all the best.

Sincerely,

Andrea Ruggeri

---

Disclaimer:

Investors should carefully consider the investment objective, risks, charges, and expenses of the Fund before investing. To obtain a prospectus containing this and other important information, please visit https://www.infusive.com/holdings/ to view or download a prospectus. Read the prospectus carefully before investing.

Continued disclaimer on following page.

1 The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

2 MSCI All Country World Index (ACWI)- a global equity index which tracks the performance of small to large cap stocks from 23 developed and 26 emerging markets with more them 3,000 stocks represented.

3 Source Bloomberg.

4 China exposure includes China A Shares, HK listed shares, US ADRs and PRX NA.

The Fund is not actively managed, and the Advisor generally does not attempt to take defensive positions under any market conditions, including declining markets. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability its exposure to the required levels in order to tracking the Underlying Index.

The Fund is new with limited operating history. Exchange-Traded Funds (ETFs) trade like stocks, are subject to investment risk, and will fluctuate in market value. Unlike mutual funds, ETF shares are not individually redeemable directly with the Fund, and are bought and sold on secondary market at market price, which may be higher or lower than the ETF’s net asset value (NAV). Transactions in shares of ETFs will result in brokerage commissions, which will reduce returns. You cannot invest directly in an Index.

The Infusive Global Compounding Equities ETF is distributed by Foreside Fund Services LLC.

Portfolio Summary (Unaudited)

Infusive® Compounding Global Equities ETF (JOYY)

The Infusive® Compounding Global Equities ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Infusive Global Consumer Champions Index. (the “Underlying Index”). The Underlying Index is designed to track the MSCI ACWI Investable Market Index of developed and emerging markets stocks. The Underlying Index aims to represent the performance of a select set of companies from consumption-related GICS sub-industries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of December 31, 2021 (42.8% of Net Assets)
Description	% of Net Assets
Apple, Inc.	5.00%
Visa, Inc.	4.80%
Alphabet, Inc.	4.50%
Meta Platforms, Inc.	4.40%
LVMH Moet Hennessy Louis Vuitton SE	4.20%
Amazon.com, Inc.	4.20%
Tencent Holdings Ltd.	4.20%
Nestle SA	3.90%
Kweichow Moutai Co., Ltd.	3.80%
Alibaba Group Holding Ltd.	3.80%

Country Diversification* as of December 31, 2021
United States	53.3%
China	22.6%
France	9.8%
Switzerland	3.9%
United Kingdom	3.3%
Netherlands	1.7%
Japan	1.5%
Belgium	1.2%
South Africa	0.8%
Argentina	0.7%
Canada	0.5%
Italy	0.5%
Germany	0.2%
Total	100.0%

Sector Diversification* as of December 31, 2021
Consumer Staples	32.6%
Consumer Discretionary	30.9%
Communication Services	23.1%
Information Technology	13.4%
Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 5.

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During the Period
	July 1, 2021	December 31, 2021	Expense Ratio	Per $1,000(1)
Infusive® Compounding Global Equities ETF
Actual	$1,000.00	$943.00	0.50%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55

(1) Expenses  are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Schedule of Investments

Infusive® Compounding Global Equities ETF

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.0%
Argentina — 0.7%
MercadoLibre, Inc.*	207	$279,119

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	7,924	479,124

Canada — 0.5%
Lululemon Athletica, Inc.*	503	196,899

China — 22.6%
Alibaba Group Holding Ltd.*	100,250	1,528,895
ANTA Sports Products Ltd.	10,090	151,292
China Tourism Group Duty Free Corp. Ltd., Class A	8,500	293,281
Foshan Haitian Flavouring & Food Co., Ltd., Class A	16,270	268,930
JD.Com, Inc., Class A*	13,000	456,883
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	5,400	139,886
Kuaishou Technology, 144A*	25,702	237,527
Kweichow Moutai Co., Ltd., Class A	4,800	1,547,401
Luzhou Laojiao Co., Ltd., Class A	5,300	211,590
Meituan, Class B, 144A*	23,100	667,848
Muyuan Foods Co., Ltd., Class A	18,428	154,633
NetEase, Inc.	15,970	322,624
Pinduoduo, Inc., ADR*	5,657	329,803
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,320	214,524
Shenzhou International Group Holdings Ltd.	5,299	101,884
Smoore International Holdings Ltd., 144A	21,233	108,258
Tencent Holdings Ltd.	28,750	1,684,517
Wuliangye Yibin Co., Ltd., Class A	14,400	504,211
Yihai Kerry Arawana Holdings Co., Ltd., Class A	17,900	177,141
		9,101,128
France — 9.8%
Danone SA	2,512	155,944
Hermes International	416	726,644
Kering SA	441	354,514
L'Oreal SA	2,103	997,150
LVMH Moet Hennessy Louis Vuitton SE	2,073	1,713,841
		3,948,093
Germany — 0.2%
Delivery Hero SE, 144A*	846	94,283

Italy — 0.5%
Ferrari NV	731	189,119

Japan — 1.5%
Fast Retailing Co., Ltd.	400	226,859
Nintendo Co., Ltd.	529	246,458
Z Holdings Corp.	23,252	134,761
		608,078
Netherlands — 1.7%
Prosus NV*	8,248	689,684

	Number of Shares	Value
South Africa — 0.8%
Naspers Ltd., Class N	1,972	$305,438

Switzerland — 3.9%
Nestle SA	11,224	1,569,870

United Kingdom — 3.3%
British American Tobacco PLC	8,630	319,517
Diageo PLC	8,775	479,691
Unilever PLC	10,335	552,301
		1,351,509
United States — 53.3%
Alphabet, Inc., Class A*	624	1,807,753
Altria Group, Inc.	6,898	326,896
Amazon.com, Inc.*	511	1,703,848
Apple, Inc.	11,333	2,012,401
Brown-Forman Corp., Class B	1,779	129,618
Chewy, Inc., Class A*	1,688	99,541
Chipotle Mexican Grill, Inc.*	104	181,818
Coca-Cola Co. (The)	16,884	999,702
Colgate-Palmolive Co.	3,145	268,394
Constellation Brands, Inc., Class A	749	187,977
DoorDash, Inc., Class A*	1,152	171,533
Estee Lauder Cos., Inc. (The), Class A	1,361	503,842
Etsy, Inc.*	399	87,357
General Mills, Inc.	2,203	148,438
Hershey Co. (The)	756	146,263
Keurig Dr Pepper, Inc.	5,228	192,704
Kimberly-Clark Corp.	1,217	173,934
Kraft Heinz Co. (The)	4,703	168,838
Mastercard, Inc., Class A	4,006	1,439,436
Match Group, Inc.*	1,180	156,055
McDonald's Corp.	2,808	752,740
Meta Platforms, Inc., Class A*	5,317	1,788,373
Mondelez International, Inc., Class A	5,214	345,740
Monster Beverage Corp.*	1,887	181,228
Netflix, Inc.*	1,795	1,081,380
PepsiCo, Inc.	5,232	908,851
Philip Morris International, Inc.	6,250	593,750
Pinterest, Inc., Class A*	2,591	94,183
Roku, Inc.*	613	139,886
Ross Stores, Inc.	1,274	145,593
Snap, Inc., Class A*	6,039	284,014
Starbucks Corp.	4,604	538,530
TJX Cos., Inc. (The)	4,193	318,333
Twitter, Inc.*	3,303	142,756
Visa, Inc., Class A	8,969	1,943,672
Walt Disney Co. (The)*	7,707	1,193,737
Yum! Brands, Inc.	1,083	150,385
		21,509,499

TOTAL COMMON STOCKS
(Cost $35,419,465)		40,321,843

See Notes to Financial Statements.

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

December 31, 2021 (unaudited)

	Number of Shares	Value
MONEY MARKET FUND — 0.0%(a)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03%(b)
(Cost $17,149)	17,149	$17,149

TOTAL INVESTMENTS — 100.0%
(Cost $35,436,614)		$40,338,992
Other assets and liabilities, net — 0.0%(a)		18,026
NET ASSETS — 100.0%		$40,357,018

*	Non-income producing security.
(a)	Amount is less than 0.05%.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

ADR:	American Depositary Receipt
PLC:	Public Limited Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2021 (Unaudited)

Assets
Investments, at value (cost $35,436,614)	$40,338,992
Cash	5
Receivables:
Dividends	29,810
Interest	5
Reclaims	5,634
Total assets	$40,374,446
Liabilities
Due to foreign custodian (cost $37)	$37
Payables:
Management fees	17,391
Total liabilities	17,428
Net Assets	$40,357,018
Net Assets Consist of
Paid-in capital	$35,322,259
Distributable earnings (loss)	5,034,759
Net Assets	$40,357,018
Number of Common Shares outstanding	1,304,000
Net Asset Value, offering and redemption price per share	$30.95

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income
Dividend income (net of foreign taxes of $37,939)	$272,193

Expenses
Management fees	110,859
Interest expense	293
Total expenses	111,152
Net investment income (loss)	161,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(19,495)
In-kind redemptions	489,363
Foreign currency transactions	(2,986)
Net realized gain (loss)	466,882
Net change in unrealized appreciation (depreciation) on:
Investments	(3,297,164)
Foreign currency translations	(244)
Net change in unrealized appreciation (depreciation)	(3,297,408)
Net realized and unrealized gain (loss) on investments	(2,830,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,669,485)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$161,041	$231,760
Net realized gain (loss)	466,882	2,687,003
Net change in net unrealized appreciation (depreciation)	(3,297,408)	6,535,240
Net increase (decrease) in net assets resulting from operations	(2,669,485)	9,454,003

Distributions to Shareholders	(2,801,774)	(660,418)

Fund Shares Transactions
Proceeds from shares sold	–	16,095,304
Value of shares redeemed	(1,685,702)	–
Net increase (decrease) in net assets resulting from fund share transactions	(1,685,702)	16,095,304
Total net increase (decrease) in Net Assets	(7,156,961)	24,888,889

Net Assets
Beginning of period	47,513,979	22,625,090
End of period	$40,357,018	$47,513,979

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,354,000	854,000
Shares sold	–	500,000
Shares redeemed	(50,000)	–
Shares outstanding, end of period	1,304,000	1,354,000

See Notes to Financial Statements.

Financial Highlights

Selected Per Share Data	For the Six Months Ended 12/31/2021 (Unaudited)		Year Ended 6/30/2021	Period Ended 6/30/2020(a)
Net Asset Value, beginning of period	$35.09		$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12		0.21	0.12
Net realized and unrealized gain (loss)	(2.11)		9.00	1.37
Total from investment operations	(1.99)		9.21	1.49
Less distributions from:
Net investment income	(0.14)		(0.19)	–
Net realized gains	(2.01)		(0.42)	–
Total distributions	(2.15)		(0.61)	–
Net Asset Value, end of period	$30.95		$35.09	$26.49
Total Return (%)	(5.70	)(c)	34.94	5.97	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	40		48	23
Ratio of expenses (%)	0.50	(d)	0.51	0.50	(d)
Ratio of net investment income (loss) (%)	0.73	(d)	0.64	0.99	(d)
Portfolio turnover rate (%)(e)	14		61	14

(a)	For the period December 24, 2019 (commencement of operations) through June 30, 2020.
(b)	Based on average shares outstanding during the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Organization

Infusive US Trust (“the Trust”) was organized as a Delaware statutory trust on July 10, 2018. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Infusive Asset Management, Inc. (“Infusive” or the “Advisor”), an indirect, wholly-owned subsidiary of Infusive PLC, serves as investment advisor to the Trust and has overall responsibility for the general management and administration of the Trust, subject to the supervision of the Fund’s Board of Trustees (“Board”). The Trust has established one series, Infusive® Compounding Global Equities ETF (the “Fund”), which was operational and trading as of December 30, 2019. Shares of the Fund are listed on the NYSE Arca, Inc. (“NYSE”). The accompanying financial statements relate to the Fund, a diversified series of the Trust which commenced operations on December 24, 2019.

The Fund seeks to track the investment results (before fees and expenses) of the Infusive Global Consumer Champions Index (the “Underlying Index”) using a passive management strategy. The Fund seeks to achieve its investment objective by primarily investing its net assets in securities included in the Underlying Index. The Fund also may invest its assets in instruments other than the securities of the Underlying Index, including derivatives (such as certain futures, forwards, swap and options contracts), cash and cash equivalents, but which the Advisor believes will help the Fund track the Underlying Index.

The Fund offers shares that are listed and traded on the NYSE. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

Under the Trust’s organizational documents and, in some cases, by contract, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. The Fund qualifies as an investment company under Topic 946 - Financial Services - Investments Companies of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Indemnification In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Security Valuation The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Notes to Financial Statements (Continued)

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuations as of June 30, 2021, based upon the three levels defined above:

Infusive® Compounding Global Equities ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$40,321,843	$-	$-	$40,321,843
Money Market Fund	17,149	-	-	17,149
Total	$40,338,992	$-	$-	$40,338,992

** Refer to the Schedule of Investments for additional detailed categorizations.

Cash and Segregated Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended December 31, 2021, the Fund did not incur any interest or penalties.

Notes to Financial Statements (Continued)

As of June 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

		Unrealized
Undistributed	Capital and Other	Appreciation	Total Accumulated
Ordinary Income*	Gains (Losses)	(Depreciation)	Earnings (Losses)
$1,858,526	$507,843	$8,139,649	$10,506,018

The tax character of dividends and distributions declared for the year ended June 30, 2021 was as follows:

Ordinary Income*
2021	$660,418

* For tax purposes short-term capital gain distributions are considered ordinary income distributions

As of June 30, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Net Unrealized	Aggregate Gross	Aggregate Gross
Aggregate	Appreciation	Unrealized	Unrealized
Tax Cost	(Depreciation)	Appreciation	(Depreciation)
$39,380,275	$8,139,612	$8,896,989	$(757,377)

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Fund is attributable to wash sales.

Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of June 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statement of Operations.

The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by the Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Fund may also incur losses in connection with conversions between various currencies.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor will be paid a management fee based on the aggregate average daily net assets of the Fund of 0.50% per annum. The Advisor may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Advisor at any time.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Distribution Agreement

At a meeting of the Trustees of the Fund on August 6, 2021, the Trustees approved a change of distributor from ALPS Distributors Inc. to Foreside Fund Services, LLC. This came into effect on October 6, 2021. Foreside Fund Services, LLC., (the “Distributor”) now serves as the principal underwriter and distributor of the fund’s shares pursuant to Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. The Distributor bears all costs and expenses relating to the distribution of shares that are not reimbursed by the Advisor, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in the Fund’s shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended December 31, 2021, no fees were discharged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board.

Certain Officers and Trustees of the Fund are officers/employees of the Advisor.

4. Investment Portfolio Transactions

For the period ended December 31, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$5,950,366	$8,751,844

For the period ended December 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$-	$1,570,895

5. Fund Share Transactions

As of December 31, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

In the event that the Fund Deposit is incomplete on the settlement date for a Creation Unit of Shares because certain or all of the Deposit Securities are missing, the Fund may issue a Creation Unit of Shares notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to the percentage of the value of the missing Deposit Securities set forth in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

6. Organizational and Offering Expenses

All organizational and offering expenses of the Trust were borne by the Advisor and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected on the Statement of Assets and Liabilities.

7. Other Event

As the world continues to face unprecedented difficulties and the impact of the Covid-19 pandemic on people’s lives evolves, Infusive Asset Management Inc. and its related entities (collectively “Infusive”) has been well placed to continue to operate effectively with remote access to all critical systems. Infusive continues to operate 100% remotely across all our activities and functions, allowing the Infusive team to work from home in a fully operational capacity. While preparations have been made to reopen Infusive’s offices in New York and London, Infusive believes that its infrastructure will continue to enable all its staff to carry out their key tasks without significant interruption and that the team can continue to perform whilst working remotely in the coming months, or longer, if needed.

8. Subsequent Events

Certain officers of the trust have tendered their resignation and will server their notice in line with their contractual agreements. Recruitment has been started for their replacements and these will be announced in ordinary course of business over the coming months. No other significant events have occurred between period end and the issuance of these semi-annual unaudited financial statements.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxy for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most 12-month period ended June 30 are available on our website at www.infusive.com or visiting the Securities and Exchange Commission’s website at www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at 1-844-463-5699.

Portfolio Holding Information

The Fund is required to file its complete schedule of investments with the Securities and Exchange Commission for the first and third fiscal quarters on Form N-PORT. Copies of the filings will be available without charge, upon request on the SEC’s website at www.sec.gov. and will be available by calling the Fund at 1-844-463-5699.

Information about the Fund’s portfolio holdings is available daily on our website, www.infusive.com.

Discount/Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.infusive.com.

Privacy Policy Notice (unaudited)

The Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality. In the event that you hold Shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor

Infusive Asset Management. Inc.

60 East 42nd Street, Suite 1840

New York, NY 10165

Administrator, Custodian, Transfer Agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Distributor

ALP Distributors, Inc.,

1290 Broadway, Suite 110

Denver, Colorado 80203

Legal Counsel

K&L Gates LLP

599 Lexington Avenue

New York, NY 10022

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of their management, and other information.

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):       Infusive US Trust

By (Signature and Title)*	/s/ Andrea Ruggeri, Principal Executive Officer

Andrea Ruggeri, Principal Executive Officer

(principal executive officer)

Date:       February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrea Ruggeri, Principal Executive Officer

Andrea Ruggeri, Principal Executive Officer

(principal executive officer)

Date:       February 25, 2022

By (Signature and Title)*	/s/ Conrad Levy, Principal Financial Officer

Conrad Levy, Principal Financial Officer

(principal financial officer)

Date:       February 25, 2022

* Print the name and title of each signing officer under his or her signature.